Investments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investments

		UNITED STATES DOLLAR
		2020	2019
17.	INVESTMENTS
	Listed
	At fair value through OCI 1	42.4	47.9

	Unlisted
	Asanko redeemable preference shares 2	92.6	95.5

	Derivative instruments
	Warrants 3	12.9	11.7

	Total investments	147.9	155.1

1
The listed investments comprise mainly investments in Galiano Gold Inc. (formerly Asanko Gold Inc.) of US$24.7 million (2019: US$21.2 million), Cardinal Resources Limited of US$nil (2019: US$17.1 million), Magmatic Resources Limited of US$2.5 million (2019: US$3.0 million), Chakana Copper Corp of US$7.4 million (2019: US$3.0 million) and Lefroy Exploration Limited of US$3.8 million (2019: US$2.4 million). Refer note 42 for further details of listed investments. The decrease in value of the listed investments was mainly due to the disposal of Cardinal Resources Limited.

2	Consists of 137,439,999 (2019: 174,939,999) redeemable preference shares at par value for US$137,439,999 (2019: US$174,939,999).
The following table shows a reconciliation from the fair value at the beginning of the year to the fair value of the redeemable preference shares at the end of the year (level 3 financial instrument):

Fair value at beginning of the year	95.5	132.9
Purchase of preference shares	—	20.0
Redemption of preference shares	(37.5)	(10.0)
Net change in fair value (recognised in OCI)	34.6	(47.4)

Fair value at end of the year	92.6	95.5

The fair value is based on the expected cash flows of the Asanko Gold Mine and this resulted in a upward fair value adjustment through other comprehensive income of US$34.6 million (2019: downward adjustment of US$47.4 million) in 2020, due to the change in the timing of the expected cash flows. The key inputs used in the valuation of the fair value are the discount rate of 8.4% (2019: 8.5%) and the timing of the cash flows.
Any reasonable change in the timing of the cash flows or market related discount rate could materially change the fair value of the redeemable preference shares (refer note 38 for sensitivily analysis performed).
Refer to note 15 and 16.1 (b) for further details.

3	Consists of 4.125 million (2019: 4.125 million) common share purchase warrants of Maverix. Refer note 16.1 ( c ) for further details.